Right-of-Use Assets - Schedule of Right-of-Use Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Property [Member]
Schedule of Right-of-Use Assets [Line items]
Beginning balance		$ 59,441
Additions	952,609
Loss from early termination of lease
Depreciation	(165,963)	(59,582)
Effects of movement in exchange rates	(11,863)	141
Ending balance	774,783
Office Equipment [Member]
Schedule of Right-of-Use Assets [Line items]
Beginning balance	3,425	4,747
Additions
Loss from early termination of lease
Depreciation	(1,396)	(1,393)
Effects of movement in exchange rates	(82)	71
Ending balance	1,947	3,425
Motor Vehicle [Member]
Schedule of Right-of-Use Assets [Line items]
Beginning balance	75,009	146,463
Additions	453,069	52,664
Loss from early termination of lease	(7,872)	(20,854)
Depreciation	(69,850)	(104,887)
Effects of movement in exchange rates	(7,610)	1,623
Ending balance	442,746	75,009
Total [Member]
Schedule of Right-of-Use Assets [Line items]
Beginning balance	78,434	210,651
Additions	1,405,678	52,664
Loss from early termination of lease	(7,872)	(20,854)
Depreciation	(237,209)	(165,862)
Effects of movement in exchange rates	(19,555)	1,835
Ending balance	$ 1,219,476	$ 78,434